Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Detail)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Accounts Payable And Accrued Liabilities Current [Abstract]
Accrued payroll	¥ 2,833,635	$ 434,274	¥ 63,374,911
Tax payables	184,595,913	28,290,561	334,442,889
Payable to suppliers	14,964,018	2,293,336	27,252,968
Payable to external service providers	35,405,505	5,426,132	61,658,863
Payable to funding partner	26,805,023	4,108,050	74,271,550
Others	72,186,000	11,062,989	157,264,521
Total	¥ 336,790,094	$ 51,615,342	¥ 718,265,702